Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.17%
Aerospace & Defense–3.47%
Airbus SE (France)	741,070	$128,183,932
General Electric Co.	723,320	147,246,252
Northrop Grumman Corp.(b)	228,140	111,165,778
		386,595,962
Agricultural & Farm Machinery–1.07%
Deere & Co.(b)	249,209	118,763,041
Apparel Retail–0.55%
TJX Cos., Inc. (The)	494,613	61,722,756
Application Software–1.66%
Salesforce, Inc.	541,664	185,086,589
Asset Management & Custody Banks–2.22%
Ares Management Corp., Class A	305,057	60,468,399
BlackRock, Inc.	174,011	187,148,830
		247,617,229
Biotechnology–1.26%
AbbVie, Inc.	765,031	140,689,201
Building Products–2.81%
Carlisle Cos., Inc.	224,166	87,303,691
Fortune Brands Innovations, Inc.(b)	850,851	60,980,491
Johnson Controls International PLC	1,308,282	102,045,996
Masco Corp.	784,433	62,189,848
		312,520,026
Cable & Satellite–1.01%
Comcast Corp., Class A	3,336,615	112,310,461
Communications Equipment–1.49%
Cisco Systems, Inc.	2,734,105	165,686,763
Construction Materials–1.68%
CRH PLC	1,886,032	186,773,749
Consumer Finance–2.66%
American Express Co.	355,533	112,863,951
Capital One Financial Corp.	902,198	183,786,754
		296,650,705
Consumer Staples Merchandise Retail–3.13%
Walmart, Inc.	3,554,132	348,873,597
Diversified Banks–9.39%
Fifth Third Bancorp(b)	1,973,742	87,456,508
JPMorgan Chase & Co.	1,480,513	395,741,125
PNC Financial Services Group, Inc. (The)	1,150,547	231,202,420
U.S. Bancorp	2,444,293	116,788,319
Wells Fargo & Co.	2,723,244	214,591,627
		1,045,779,999
Diversified Metals & Mining–0.50%
Teck Resources Ltd., Class B (Canada)	1,355,116	55,397,142
Shares		Value
Electric Utilities–3.74%
American Electric Power Co., Inc.	958,419	$94,270,093
Entergy Corp.	2,026,797	164,332,701
PPL Corp.(b)	4,684,394	157,395,638
		415,998,432
Electrical Components & Equipment–3.62%
ABB Ltd. (Switzerland)	1,495,109	81,412,247
Emerson Electric Co.(b)	1,615,390	209,919,930
Hubbell, Inc.	263,341	111,395,876
		402,728,053
Electronic Manufacturing Services–0.60%
TE Connectivity PLC (Switzerland)	448,790	66,407,456
Financial Exchanges & Data–1.03%
CME Group, Inc., Class A	483,384	114,329,984
Food Distributors–1.52%
Sysco Corp.	2,318,387	169,056,780
Health Care Distributors–0.69%
Cencora, Inc.	303,361	77,117,400
Health Care Equipment–3.43%
Becton, Dickinson and Co.	420,248	104,053,405
Medtronic PLC	2,111,563	191,772,152
Stryker Corp.	219,095	85,729,682
		381,555,239
Health Care Supplies–0.58%
Alcon AG(b)	708,609	64,547,194
Home Improvement Retail–2.18%
Lowe’s Cos., Inc.	933,652	242,786,866
Hotels, Resorts & Cruise Lines–1.04%
Marriott International, Inc., Class A	396,870	115,326,453
Household Products–0.69%
Colgate-Palmolive Co.	889,550	77,123,985
Industrial Machinery & Supplies & Components–1.62%
Parker-Hannifin Corp.	254,916	180,238,358
Industrial REITs–1.50%
Prologis, Inc.	1,401,464	167,124,582
Integrated Oil & Gas–3.41%
Chevron Corp.	1,660,764	247,769,381
Suncor Energy, Inc. (Canada)	3,515,926	132,058,181
		379,827,562
Integrated Telecommunication Services–2.40%
AT&T, Inc.	7,526,091	178,594,139
Deutsche Telekom AG (Germany)	2,658,144	89,177,967
		267,772,106
Investment Banking & Brokerage–3.10%
Charles Schwab Corp. (The)	2,101,353	173,823,920
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	1,235,021	$170,963,957
		344,787,877
Life Sciences Tools & Services–0.61%
Lonza Group AG (Switzerland)	107,645	68,256,846
Managed Health Care–2.58%
UnitedHealth Group, Inc.	530,367	287,718,794
Movies & Entertainment–1.77%
Walt Disney Co. (The)	1,744,274	197,207,618
Multi-line Insurance–1.84%
American International Group, Inc.	2,775,501	204,443,404
Multi-Utilities–0.65%
Public Service Enterprise Group, Inc.	869,291	72,620,570
Oil & Gas Exploration & Production–2.09%
ConocoPhillips	2,352,896	232,536,712
Oil & Gas Refining & Marketing–0.63%
Valero Energy Corp.	529,956	70,484,148
Oil & Gas Storage & Transportation–0.54%
Cheniere Energy, Inc.	268,336	60,013,346
Paper & Plastic Packaging Products & Materials–0.78%
Smurfit WestRock PLC	1,634,251	86,762,386
Personal Care Products–0.44%
L’Oreal S.A. (France)	132,424	49,133,566
Pharmaceuticals–5.64%
AstraZeneca PLC (United Kingdom)	551,106	77,361,813
Bristol-Myers Squibb Co.	1,948,392	114,857,708
Johnson & Johnson	1,653,919	251,643,776
Merck & Co., Inc.	618,775	61,147,346
Sanofi S.A., ADR(b)	2,274,506	123,596,656
		628,607,299
Property & Casualty Insurance–0.72%
Hartford Financial Services Group, Inc. (The)	716,303	79,903,600
Rail Transportation–2.11%
Union Pacific Corp.(b)	946,381	234,503,748
Restaurants–2.06%
McDonald’s Corp.	794,306	229,316,142
Semiconductor Materials & Equipment–0.97%
ASML Holding N.V., New York Shares (Netherlands)	72,070	53,282,072
Lam Research Corp.	679,849	55,101,761
		108,383,833
Shares		Value
Semiconductors–3.01%
Broadcom, Inc.	359,448	$79,535,059
Marvell Technology, Inc.	1,014,043	114,444,893
Texas Instruments, Inc.	766,636	141,528,672
		335,508,624
Soft Drinks & Non-alcoholic Beverages–0.90%
Coca-Cola Co. (The)	1,573,297	99,872,893
Systems Software–1.93%
Microsoft Corp.	517,272	214,698,916
Telecom Tower REITs–0.62%
American Tower Corp.	375,962	69,534,172
Timber REITs–0.75%
Weyerhaeuser Co.	2,744,893	84,048,624
Tobacco–2.13%
Philip Morris International, Inc.	1,819,348	236,879,110
Transaction & Payment Processing Services–1.35%
Visa, Inc., Class A	439,048	150,066,606
Total Common Stocks & Other Equity Interests (Cost $8,049,676,051)		10,931,696,504
Money Market Funds–1.65%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d)	64,514,550	64,514,550
Invesco Treasury Portfolio, Institutional Class, 4.29%(c)(d)	119,807,741	119,807,741
Total Money Market Funds (Cost $184,322,291)		184,322,291
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $8,233,998,342)		11,116,018,795
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.52%
Invesco Private Government Fund, 4.35%(c)(d)(e)	16,011,948	16,011,948
Invesco Private Prime Fund, 4.48%(c)(d)(e)	41,915,268	41,927,843
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,939,791)		57,939,791
TOTAL INVESTMENTS IN SECURITIES–100.34% (Cost $8,291,938,133)		11,173,958,586
OTHER ASSETS LESS LIABILITIES—(0.34)%		(37,940,407)
NET ASSETS–100.00%		$11,136,018,179
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,291,541	$232,296,770	$(230,073,761)	$-	$-	$64,514,550	$567,213
Invesco Treasury Portfolio, Institutional Class	115,679,294	431,408,286	(427,279,839)	-	-	119,807,741	1,044,565
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,061,524	120,988,474	(125,038,050)	-	-	16,011,948	97,832*
Invesco Private Prime Fund	52,480,640	268,896,221	(279,449,018)	-	-	41,927,843	275,195*
Total	$250,512,999	$1,053,589,751	$(1,061,840,668)	$-	$-	$242,262,082	$1,984,805

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,438,170,133	$493,526,371	$—	$10,931,696,504
Money Market Funds	184,322,291	57,939,791	—	242,262,082
Total Investments	$10,622,492,424	$551,466,162	$—	$11,173,958,586
Invesco Diversified Dividend Fund